Subsequent events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent events
25.	Subsequent events

On January 4, 2019, Xinyuan (China) Real Estate, Ltd. issued a new tranche of the onshore corporate bonds with an aggregate principal amount of RMB 600 million due on January 4, 2022 (the “2019 Tranche”) at a coupon rate of 8.5% per annum payable annually. Interest is payable on January 4 of each year, commencing January 4, 2020.

On
February 22
, 2019, Guangdong Xinchuang Kechuang Zhigu development Co., Ltd acquired a parcel of land in Foshan, Guangdong Province for a purchase price of RMB 1,185.4 million, equivalent to US$176.5million.

On April 1, 2019, Xinyuan (China) Real Estate, Ltd. completed the issuance of a new tranche of the onshore corporate bonds with an aggregate principal amount of RMB
980
million due on
April 1, 2022
(the “
2019 First
Tranche Bonds”) at a coupon rate of
8.4
%

per annum payable annually. Interest is payable on April 1 of each year, commencing April 1, 2020.

On April 15, 2019
and April 26, 2019
, the Company issued senior notes with an aggregate principal amount of US$
300,000,000
due October 15, 2021 (the “October 2021 Senior Secured Notes”). The October 2021 Senior Secured Notes bear interest at 14.2% per annum payable semi-annually. Interest will be payable on April 15 and October 15 of each year, commencing October 15, 2019. The October 2021 Senior Secured Notes have a two
and a half year (
thirty
month) term maturing on October 15, 2021.

On April 15, 2019, the Company completed the repurchase of US$119,989,000 in principal amount of the August 2019 Senior Secured Notes pursuant to an Offer to Purchase for an aggregate purchase price of US$121,861,755 including accrued interest.

On April 15, 2019, the Company completed the repurchase of US$75,700,000 in principal amount of the March 2020 Senior Secured Notes pursuant to a privately negotiated transaction for an aggregate purchase price of US$76,239,888 including accrued interest.